28 Net financial result (Tables)	12 Months Ended
Dec. 31, 2020
Net Financial Result Tables Abstract
Schedule of net financial result

Financial expenses substantially include all expenses generated by net debt and cost of sales of receivables during the fiscal year, the losses relating to the measurement of derivatives by fair value, the losses with sales of financial assets, financial charges over litigations, taxes, and interest expenses over financial leasing, as well as adjustments referring to discounts.

	For the year ended December 31,
	2020	2019	2018
		Restated
Financial expenses
Cost of debt	(474)	(247)	(43)
Cost and discount of receivables	(31)	(34)	(40)
Monetary restatement (liabilities)	(11)	(8)	(1)
Interest on leasing liabilities	(219)	(138)	(113)
Other financial expenses	(51)	(9)	(7)
Total Financial Expenses	(786)	(436)	(204)
Financial revenues
Cash and cash equivalents profitability	39	57	4
Monetary restatement (assets)	299	175	80
Other financial revenues	5	4	—
Total Financial Revenues	343	236	84
Total	(443)	(200)	(120)